Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Certain Information Related to the Company's Foreign Currency Forward Derivative Instruments

Certain information related to the Fund’s foreign currency forward derivative instruments as of December 31, 2025 and 2024 is presented below.

	As of December 31, 2025
Derivative Instrument	Notional Amount		Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Foreign currency forward contract		¥2,121,107	$20,497	$(19,540)	Other assets
Foreign currency forward contract	NOK	663,462	66,170	(65,756)	Other assets
Foreign currency forward contract		€271,859	301,662	(308,489)	Accounts payable and other liabilities
Foreign currency forward contract		€243,266	282,437	(289,770)	Accounts payable and other liabilities
Foreign currency forward contract		£209,269	254,700	(260,480)	Accounts payable and other liabilities
Foreign currency forward contract	CAD	170,803	135,811	(137,898)	Accounts payable and other liabilities
Foreign currency forward contract		£88,941	117,531	(119,271)	Accounts payable and other liabilities
Foreign currency forward contract	NOK	47,388	4,513	(4,696)	Accounts payable and other liabilities
Foreign currency forward contract		£37,090	49,790	(49,632)	Other assets
Foreign currency forward contract	DKK	29,850	4,773	(4,822)	Accounts payable and other liabilities
Foreign currency forward contract	CAD	23,894	17,161	(17,442)	Accounts payable and other liabilities
Foreign currency forward contract		€13,416	16,256	(16,264)	Accounts payable and other liabilities
Foreign currency forward contract	AUD	9,518	6,165	(6,327)	Accounts payable and other liabilities
Foreign currency forward contract	AUD	5,725	3,769	(3,812)	Accounts payable and other liabilities
Foreign currency forward contract	NZD	4,176	2,622	(2,524)	Other assets
Foreign currency forward contract	CHF	373	471	(472)	Accounts payable and other liabilities
Total			$1,284,328	$(1,307,195)

	As of December 31, 2024
Derivative Instrument	Notional Amount		Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Foreign currency forward contract	NOK	910,877	$307,682	$(305,484)	Other assets
Foreign currency forward contract		€101,075	104,738	(103,498)	Other assets
Foreign currency forward contract		£70,493	89,788	(88,011)	Other assets
Foreign currency forward contract		€65,111	69,497	(68,083)	Other assets
Foreign currency forward contract	CAD	33,593	25,013	(24,034)	Other assets
Foreign currency forward contract	CAD	30,622	21,367	(21,334)	Other assets
Foreign currency forward contract		£28,842	36,242	(36,023)	Other assets
Foreign currency forward contract	NOK	27,017	2,502	(2,374)	Other assets
Foreign currency forward contract	AUD	9,518	6,165	(5,917)	Other assets
Foreign currency forward contract	AUD	4,057	2,684	(2,520)	Other assets
Foreign currency forward contract	NZD	2,520	1,543	(1,437)	Other assets
Total			$667,221	$(658,715)

Schedule of Net Realized and Unrealized Gains and Losses on Derivative Instruments

Net realized and unrealized gains and losses on derivative instruments not designated as a qualifying hedge accounting relationship recognized by the Fund for the years ended December 31, 2025, 2024 and 2023 are in the following locations in the consolidated statements of operations:

		For the Years Ended December 31,
Derivative Instrument	Statement Location	2025	2024	2023
Foreign currency forward contract	Net realized gains (losses) on foreign currency transactions	$(12,695)	$358	$—
Foreign currency forward contract	Net unrealized gains (losses) on foreign currency transactions	$(31,374)	$9,745	$(598)

Schedule of Impact of Interest Rate Swaps	As of December 31, 2025 and 2024, the counterparty to all of the Fund’s interest rate swaps was Wells Fargo Bank, N.A. Certain information related to the Fund’s interest rate swaps as of December 31, 2025 is presented below

Description	Hedged Item	Fund Receives	Fund Pays	Maturity Date	Notional Amount
Interest rate swap	March 2028 Notes	5.700%	SOFR +1.6490%	March 15, 2028	$1,000,000
Interest rate swap	September 2028 Notes	5.450%	SOFR +1.7465%	September 9, 2028	$600,000
Interest rate swap	January 2029 Notes	4.850%	SOFR +1.6220%	January 15, 2029	$600,000
Interest rate swap	August 2029 Notes	6.350%	SOFR +2.2080%	August 15, 2029	$700,000
Interest rate swap	February 2030 Notes	5.600%	SOFR +2.3020%	February 15, 2030	$750,000
Interest rate swap	September 2030 Notes	5.800%	SOFR +2.0490%	September 9, 2030	$500,000
Interest rate swap(1)	January 2031 Notes	5.150%	SOFR +1.9460%	January 15, 2031	$500,000
Interest rate swap	March 2032 Notes	6.200%	SOFR +1.8290%	March 21, 2032	$750,000

(1)	In connection with the issuance of the January 2031 Notes, the Fund entered into a forward-starting interest rate swap, with an effective date of July 15, 2026.

	As of December 31, 2025
Derivative Instrument	Notional Amount	Maturity Date	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Interest rate swap(1)	$1,000,000	March 15, 2028	$14,461	$—	Other assets
Interest rate swap(2)	$600,000	September 9, 2028	4,677	—	Other assets
Interest rate swap(3)	$600,000	January 15, 2029	—	(3,021)	Accounts payable and other liabilities
Interest rate swap(4)	$700,000	August 15, 2029	16,585	—	Other assets
Interest rate swap(5)	$750,000	February 15, 2030	—	(5,199)	Accounts payable and other liabilities
Interest rate swap(6)	$500,000	September 9, 2030	5,239	—	Other assets
Interest rate swap(7)	$500,000	January 15, 2031	—	(6,380)	Accounts payable and other liabilities
Interest rate swap(8)	$750,000	March 21, 2032	31,646	—	Other assets
Total			$72,608	$(14,600)
(1)	The asset related to the fair value of the interest rate swaps was offset by a $14,012 increase to the carrying value of the March 2028 Notes.
(2)	The asset related to the fair value of the interest rate swap was offset by a $4,645 increase to the carrying value of the September 2028 Notes.
(3)	The liability related to the fair value of the interest rate swap was offset by a $2,974 decrease to the carrying value of the January 2029 Notes.
(4)	The asset related to the fair value of the interest rate swap was offset by a $16,424 increase to the carrying value of the August 2029 Notes.
(5)	The liability related to the fair value of the interest rate swap was offset by a $5,086 decrease to the carrying value of the February 2030 Notes.
(6)	The asset related to the fair value of the interest rate swap was offset by a $5,205 increase to the carrying value of the September 2030 Notes.
(7)	The liability related to the fair value of the interest rate swap was offset by a $6,294 decrease to the carrying value of the January 2031 Notes.
(8)	The asset related to the fair value of the interest rate swap was offset by a $31,064 increase to the carrying value of the March 2032 Notes.
	As of December 31, 2024
Derivative Instrument	Notional Amount	Maturity Date	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Interest rate swap(1)	$1,000,000	March 15, 2028	$—	$(1,505)	Accounts payable and other liabilities
Interest rate swap(2)	$700,000	August 15, 2029	926	—	Other assets
Interest rate swap(3)	$750,000	February 15, 2030	—	(28,019)	Accounts payable and other liabilities
Total			$926	$(29,524)
(1)	The liability related to the fair value of the interest rate swaps was offset by a $1,532 decrease to the carrying value of the March 2028 Notes.
(2)	The asset related to the fair value of the interest rate swap was offset by a $960 increase to the carrying value of the August 2029 Notes.
(3)	The liability related to the fair value of the interest rate swap was offset by a $27,748 decrease to the carrying value of the February 2030 Notes.